Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 990	$ 558	$ 722
Accrued interest on loans	102	78	27
Deferred financing costs, net	587	630	649
Loans receivable, net	8,110	8,097	4,045
Other assets	6	13	14
Total assets	9,795	9,376	5,457
Liabilities and Members' Capital
Customer interest escrow	201	318	255
Accounts payable and accrued expenses	303	199	59
Notes payable secured	599	0	0
Notes payable unsecured	5,668	5,802	3,239
Due to preferred equity member	25	0
Total liabilities	$ 6,796	6,319	3,553
Commitments and Contingencies (Notes 4 and 8)
Series B preferred equity	$ 1,000	1,000	0
Class A common equity	1,999	2,057	1,904
Members' capital	2,999	3,057	1,904
Total liabilities and members' capital	$ 9,795	$ 9,376	$ 5,457